Commitments and Contingencies (Schedule of Aggregate Minimum Service Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
2016	$ 292
2017	222
2018	0
2019	0
2020	0
Thereafter	0
Total	$ 514